INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Different tax rates in other jurisdictions	1.50%	(3.30%)	(0.50%)
Other non-deductible expense for tax purposes	0.10%	(5.30%)	(0.20%)
Effect of tax holiday	(7.60%)	(5.50%)	(5.20%)
Effect of future tax rate change		8.30%	7.80%
50% additional deduction of R&D expense	0.20%	1.20%	0.70%
Change in valuation allowance	(21.50%)	(23.50%)	(41.10%)
Others	1.20%	0.90%	(0.40%)
Effective income tax rate	(1.10%)	(2.20%)	(13.90%)
Gross tax exemption	$ 4,244,345	$ 2,756,938	$ 6,041,242
Tax holiday per share-basic	$ 0.02	$ 0.01	$ 0.03
Tax holiday per share-diluted	$ 0.02	$ 0.01	$ 0.03
Percentage of additional deduction of R&D	50.00%